Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,920,770
Previously Paid Amount	0.00
Total Fee Amount	341.11
Total Offset Amount	0.00
Net Fee	341.11
Narrative - Max Aggregate Offering Price	$ 3,920,770
Final Prospectus	true